THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E
                               The American Legacy

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                               American Legacy II
                               American Legacy III
                     American Legacy Shareholder's Advantage

                         Supplement dated March 9, 2001
                      to the Prospectus dated April 1, 2000


     This Supplement describes certain changes to the Prospectuses for The American Legacy ("Legacy") Variable Annuity Contracts offered through Lincoln National Variable Annuity Account E, and for American Legacy II ("Legacy II"), American Legacy III ("Legacy III") and American Legacy Shareholder's Advantage ("Shareholder's") Variable Annuity Contracts offered through Lincoln National Variable Annuity Account H. This Supplement discusses the Income4Life Solution program made available for the Legacy, Legacy II, Legacy III and Shareholder's contracts. Please keep this Supplement with your current prospectus and retain it for future reference.

Income4Life Solution
(Non-Qualified Annuity Contracts ONLY)

     If your contract value is at least $50,000, you may elect the Income4Life Solution at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments will not be accepted after Income4Life is elected. There is no guarantee that Income4Life will be available in the future. Those who select an Income4life Solution in the future may be subject to a higher mortality and expense risk and administrative charge.

     The Income4Life Solution provides a periodic income while allowing withdrawals from an account value. The Income4Life Solution regular income payments will be payable on a variable basis and may be established on a single life or a joint life basis. The full contract value, with the surrender charges waived, must be applied to the Income4Life Solution. Regular income will not be subject to surrender charges. Withdrawals taken from the account value may be subject to income tax penalties and surrender charges.

     If an Income4Life Solution is selected, the applicable transfer provisions will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. See The contracts.

     Regular Income. The Income4Life Solution provides for variable, periodic regular income payments both during a defined period of time (the "Access Period"), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed investment rate of 4%, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than 4%, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Federal tax matters - Taxation of annuity payouts.

     Access Period. During the Access Period you select, you will also be able to access your Account Value (as defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. During the Access Period, and subject to our approval, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.

     Account Value. The initial Account Value is the contract value on Valuation Date the Income 4 Life Solution is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

     After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any
annuitant  is  living,   and  will  continue  to  be  adjusted  for   investment
performance.

     Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters - Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

     Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

     Death Benefit. During the Access Period the death benefit is the Account Value. Following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise there is no death benefit.


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IRA Contracts ONLY

     The Income4Life Solution is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the Income4Life Solution at the time of application or at any time before the annuity commencement date by sending a written request to our home office. If you make additional purchase payments, an option to start a new program under the Income4Life Solution may be provided. We reserve the right to discontinue this option at any time. Those who select this Income4Life Solution in the future may be subject to a higher mortality and expense risk and administrative charge.

     If the Enhanced Guaranteed Minimum Death Benefit is in effect this benefit will terminate once you elect an Income4Life Solution.

     Please  refer  to  Federal  tax  matters  for  a  discussion   of  the  tax
consequences of electing this option and receiving payments thereunder.

     If an Income4Life Solution is selected, the applicable transfer provisions will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. See The Contracts.

     Regular Income. The Income4Life Solution option provides for variable, periodic regular income payments both during the Access Period, and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Subsequent regular income payments will be adjusted annually with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than 4%, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than 4%, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Charges and other deductions.

     Access Period. During the Access Period you select, you will also be able to access your Account Value through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to our approval, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.

     Account Value. The initial Account Value is the contract value at the time you elect the Income4Life Solution. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

     After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any
annuitant  is  living,   and  will  continue  to  be  adjusted  for   investment
performance.

     Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

     Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

     Death Benefit. During the Access Period the death benefit is the Account Value. If there are joint annuitants and either annuitant dies during the Access Period, the Income4Life Solution will terminate. The surviving annuitant may start a new Income4Life Solution program. Following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.